                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2009
          Check here if Amendment [_]   Amendment Number: __________

                       This Amendment (Check only one):
                        [_] is a restatement.
                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
--------------------------------------------------------------------------------
(Signature)
Birmingham, AL
February 8, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:

         $58,382 (thousands)

List of Other Included Managers: None

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

               Column 1           Column 2 Column 3  Column 4          Column 5           Column 6  Column 7     Column 8
      --------------------------- -------- --------- ---------- ------------------------ ---------- -------- ----------------
                                                                                                             Voting authority
                                                                                                             ----------------
                Name of           Title of             Value    Shrs or                  Investment  Other
                Issuer             Class     CUSIP   (x $1000)  prn amt  SH/PRN Put/Call Discretion Managers Sole Shared None
      --------------------------- -------- --------- ---------- -------- ------ -------- ---------- -------- ---- ------ ----
   1  AFLAC INC                    COMMON  001055102       2498    54000   SH               SOLE              X
   2  ALTRIA GROUP INC             COMMON  02209S103        491    25000   SH               SOLE              X
   3  AMERICAN EXPRESS CO          COMMON  025816109       2289    55000   SH               SOLE              X
   4  ARCHER DANIELS MIDLAND CO    COMMON  39483102         532    17000   SH               SOLE              X
   5  ARGO GROUP INTERNATIONAL
        HOLDINGS LTD.              COMMON  G0464B107        308    10561   SH               SOLE              X
   6  CENOVUS ENERGY INC           COMMON  1513U109         403    16000   SH               SOLE              X
   7  COMPUTER SCIENCES CORP       COMMON  205363104       1726    30000   SH               SOLE              X
   8  EMERSON ELEC CO              COMMON  291011104        596    14000   SH               SOLE              X
   9  ENCANA CORP                  COMMON  292505104       1328    41000   SH               SOLE              X
  10  EXELON CORP                  COMMON  30161N101       1759    36000   SH               SOLE              X
  11  FLUOR CORP                   COMMON  343412102        315     7000   SH               SOLE              X
  12  GENERAL ELECTRIC CO          COMMON  369604103        484    32000   SH               SOLE              X
  13  GENERAL MILLS INC            COMMON  370334104       2124    30000   SH               SOLE              X
  14  GOODRICH CORP                COMMON  382388106       1446    22500   SH               SOLE              X
  15  IBM CORP                     COMMON  459200101       5760    44000   SH               SOLE              X
  16  ITT INDUSTRIES INC           COMMON  450911102       1443    29000   SH               SOLE              X
  17  JM SMUCKER CO                COMMON  832696405        371     6000   SH               SOLE
  18  JOHNSON & JOHNSON            COMMON  478160104        966    15000   SH               SOLE              X
  19  JOY GLOBAL INC               COMMON  481165108       2218    43000   SH               SOLE              X
  20  KELLOGG CO                   COMMON  487836108       1224    23000   SH               SOLE              X
  21  KRAFT FOODS INC.             COMMON  50075N104       2528    93000   SH               SOLE              X
  22  L-3 COMMUNICATIONS HLDG INC  COMMON  502424104       1652    19000   SH               SOLE              X
  23  NASH FINCH CO.               COMMON  631158102        371    10000   SH               SOLE
  24  NRG ENERGY INC               COMMON  629377508       1794    76000   SH               SOLE              X
  25  SEABOARD CORP                COMMON  811543107       2745     2035   SH               SOLE              X
  26  SPDR GOLD TR                 COMMON  78463V107        429     4000   SH               SOLE              X
  27  SPDR SER TR KBW BK ETF       COMMON  78464A797        614    29000   SH               SOLE              X
  28  TORCHMARK CORP               COMMON  891027104      14108   321000   SH               SOLE              X
  29  UNIVERSAL CORP               COMMON  913456109       1254    27500   SH               SOLE              X
  30  US BANCORP                   COMMON  902973304       4606   204600   SH               SOLE              X